PROSHARES TRUST
ProShares Big Data Refiners ETF (DAT)
ProShares Long Online/Short Stores ETF (CLIX)
ProShares Metaverse ETF (VERS)
ProShares MSCI Transformational Changes ETF (ANEW)
ProShares On-Demand ETF (OND)
ProShares S&P Kensho Cleantech ETF (CTEX)
ProShares S&P Kensho Smart Factories ETF (MAKX)
ProShares Smart Materials ETF (TINT)
ProShares Supply Chain Logistics ETF (SUPL)
ProShares Ultra Nasdaq Cybersecurity (UCYB)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated October 30, 2026
to each Fund’s Statutory Prospectus and Statement of Additional Information,
each dated September 28, 2026, as supplemented or amended
* * * * *
Effective October 27, 2026, the Funds have been liquidated, are no longer traded on an exchange and are no longer available for sale. All information pertaining to the Funds is hereby removed from each Prospectus and the Statement of Additional Information.
For more information, please contact the Funds at 1-866-776-5125
Please retain this supplement for future reference.